Defined contribution plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Percent of employer match	25.00%
Percent of employee's gross pay	4.00%
Employer contribution amount	$ 2.1	$ 1.0